SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Changes in the balances of the component of accumulated other comprehensive loss

Changes in the balances of the component of accumulated other comprehensive income (loss) for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2010	(78)	(12)
Other comprehensive loss	(349)	(56)

Balance as of December 31, 2011	(427)	(68)
Other comprehensive income	7	1

Balance as of December 31, 2012	(420)	(67)
Other comprehensive income	542	87

Balance as of December 31, 2013	122	20